Unaudited condensed consolidated interim statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement of changes in equity [abstract]
Reserve of gains and losses on hedging instruments that hedge investments in equity instruments	£ 347.2	£ 343.4